NOTE PAYABLE (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	May 28, 2021	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2020
NOTE PAYABLE
Note Payable		$ 174,466	$ 174,466		$ 624,302	$ 0
Notes payble Gross		624,302	624,302
Interest expense		5,337	21,151	$ 4,443	4,443	$ 949
Proceeds from issuance of note payable			$ 693,669		$ 693,669
Interest rate on notes payable			7.39%
Note payable downpayment		$ 69,367	$ 69,367
Monthly installment			$ 58,873
PPP loan amount	$ 244,657						$ 244,657
Accrued interest	$ 2,576
Interest rate on notes payable					7.39%
Note payable downpayment					$ 69,367
Monthly installment					$ 58,873